Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Non Controlling Interests [Abstract]
Summary of Effect of Changes in Ownership Interest

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Group is summarized as follows (in thousands):

	CuriosityChina	Farfetch International Limited (IOM)	New Guards	Farfetch China Holdings Ltd	Total
Balance at January 1, 2021	$519	$(2,187)	$170,224	$-	$168,556
Total comprehensive (loss)/income attributable to non-controlling interests	(1,657)	(548)	16,220	(12,635)	$1,380
Step acquisition	-	-	2,434	-	2,434
Capital contribution from non-controlling interest	-	-	-	(13,875)	(13,875)
Non-controlling interest arising on purchase of asset	-	-	50,453	-	50,453
Acquisition of non-controlling interest	-	-	(6,901)	-	(6,901)
Dividends to non-controlling interests	-	-	(23,016)	-	(23,016)
Other	-	-	2,977	-	2,977
Balance at December 31, 2021	(1,138)	(2,735)	212,391	(26,510)	182,008
Total comprehensive (loss)/income attributable to non-controlling interests	(180)	(796)	5,959	(19,596)	(14,613)
Non-controlling interest arising on purchase of asset	-	-	5,493	-	5,493
Dividends to non-controlling interests	-	-	(17,764)	-	(17,764)
Other	-	-	830	1,453	2,283
Balance at December 31, 2022	$(1,318)	$(3,531)	$206,909	$(44,653)	$157,407
% of non-controlling interests	16%	20%	23%	25%